UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 06258)

Exact name of registrant as specified in charter: Putnam Arizona Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2009

Date of reporting period: August 31, 2008

Item 1. Schedule of Investments:

Putnam Arizona Tax Exempt Income Fund
The fund's portfolio
8/31/08 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
Cmnwlth. Of PR Gtd. -- Commonwealth of Puerto Rico Guaranteed
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (100.1%)(a)
		Principal
	Rating(RAT)	amount	Value

Arizona (90.4%)
Apache Cnty., Indl. Dev. Auth. Poll. Control Rev.
Bonds (Tucson Elec. Pwr. Co.), Ser. A, 5.85s, 3/1/28	Baa3	$500,000	$486,410
AZ Agricultural Impt. & Pwr. Dist. Elec. Syst. Rev.
Bonds (Salt River)
Ser. A, 5s, 1/1/27	Aa1	1,000,000	1,041,540
Ser. A, 5s, 1/1/24	Aa1	1,300,000	1,370,250
Ser. B, 5s, 1/1/22	Aa1	1,500,000	1,548,720
AZ Game & Fish Dept. and Comm. Rev. Bonds (AGF
Administration Bldg.), 5s, 7/1/21	A3	700,000	708,540
AZ Hlth. Fac. Auth. Rev. Bonds (Banner Hlth.)
Ser. D, 5 1/2s, 1/1/38	AA-	750,000	735,278
Ser. A, 5s, 1/1/25	AA-	1,000,000	971,670
AZ Hlth. Fac. Auth. Hosp. Syst. Rev. Bonds (John C.
Lincoln Hlth. Network), 7s, 12/1/25 (Prerefunded)	BBB	1,000,000	1,116,840
AZ State COP, Ser. A, FSA, 5s, 9/1/26	Aaa	1,000,000	1,015,100
AZ State Trans. Board Hwy. Rev. Bonds, Ser. B, 5s,
7/1/22	AAA	1,000,000	1,041,420
AZ State U. COP (Research Infrastructure), AMBAC, 5s,
9/1/30	AA	1,000,000	1,012,380
AZ Tourism & Sports Auth. Tax Rev. Bonds
(Multi-Purpose Stadium Fac.), Ser. A, MBIA
5s, 7/1/31	A2	1,500,000	1,487,790
5s, 7/1/25	A2	825,000	835,164
AZ Wtr. Infrastructure Fin. Auth. Rev. Bonds (Wtr.
Quality), Ser. A, 5s, 10/1/25	Aaa	1,000,000	1,055,040
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande
Regl. Med. Ctr.), Ser. A, 7 1/4s, 12/1/19	B+/P	150,000	151,179
Chandler, G.O. Bonds, FGIC, 8s, 7/1/10 (SEG)	AAA/P	1,450,000	1,594,899
Chandler, St. & Hwy. User Rev. Bonds, MBIA, 8s, 7/1/11	AAA/P	1,100,000	1,257,157
Chandler, Wtr. & Swr. Rev. Bonds, FGIC, 8s, 7/1/14	AAA/P	2,150,000	2,642,952
Cochise Cnty., Indl. Dev. Auth. Rev. Bonds (Sierra
Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21	BB+/P	465,000	474,198
Gila Cnty., Unified School Dist. G.O. Bonds (No. 10
Payson 2006 School Impt.), Ser. A, AMBAC,
stepped-coupon 1s (5 1/4s, 7/1/09), 7/1/27 (STP)	Aa3	1,000,000	979,450
Glendale, Indl. Dev. Auth. Rev. Bonds
(John C. Lincoln Hlth.), Ser. B, 5 1/4s, 12/1/19	BBB	500,000	496,605
(Midwestern U.), 5s, 5/15/26	A-	1,200,000	1,204,644
Glendale, Wtr. & Swr. Rev. Bonds, AMBAC, 5s, 7/1/28	AA	1,615,000	1,641,874
Maricopa Cnty. & Phoenix, Indl. Dev. Auth. Mtge. Rev.
Bonds (Single Fam.), Ser. A-2, GNMA Coll., FNMA Coll.,
FHLMC Coll., 5.8s, 7/1/40	Aaa	985,000	990,516
Maricopa Cnty., Indl. Dev. Auth. Hlth. Fac. Rev. Bonds
(Catholic Hlth. Care West), Ser. A, 5 1/4s, 7/1/32	A2	1,410,000	1,337,441
Maricopa Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds
(Samaritan Hlth. Svcs.), Ser. A, MBIA, U.S. Govt.
Coll., 7s, 12/1/16 (Prerefunded)	AAA/P	3,500,000	4,235,070
Maricopa Cnty., Poll. Control Rev. Bonds (Public
Service Co. of New Mexico), Ser. A, 6.3s, 12/1/26	Baa3	1,000,000	971,410
Maricopa Cnty., School Dist. G.O. Bonds
(No. 69 Paradise Valley-Project of 1994), Ser. B,
MBIA, 7s, 7/1/12	AAA/P	2,000,000	2,301,020
(No. 11 Peoria Unified 2003 School Impt.), FGIC, 5s,
7/1/09 (Prerefunded)	AAA	20,000	20,558
Maricopa Cnty., Unified School Dist. G.O. Bonds
(No. 89 Dysart School Impt. 2006), Ser. B, AMBAC, 5s,
7/1/19	AA	1,000,000	1,081,410
(No. 60 Higley School Impt.), Ser. C, 5s, 7/1/27 (FWC)	A2	1,000,000	986,730
McAllister, Academic Village Rev. Bonds (AZ State U.
Hassayampa), 5 1/4s, 7/1/26	AA-	1,000,000	1,011,400
Mesa, Indl. Dev. Auth. Rev. Bonds (Discovery Hlth.
Syst.), Ser. A, MBIA, 5 3/4s, 1/1/25 (Prerefunded)	AAA/P	1,000,000	1,058,640
Mesa, Util. Syst. Rev. Bonds, FGIC, 7 1/4s, 7/1/12	Aaa	365,000	422,071
Mohave Cnty., COP (Mohave Administration Bldg.),
AMBAC, 5 1/4s, 7/1/19	AA	2,000,000	2,100,020
Phoenix & Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Single Fam.), Ser. 4, GNMA Coll., FNMA Coll., FHLMC
Coll., 5.8s, 12/1/39	Aaa	950,000	947,321

Phoenix, G.O. Bonds, Ser. B, 5s, 7/1/27	AA+/P	1,500,000	1,577,250
Phoenix, Civic Impt. Corp. Arpt. Rev. Bonds (Sr.
Lien), Ser. B, FGIC, 5 3/4s, 7/1/19	Aa3	1,000,000	1,021,550
Phoenix, Civic Impt. Corp. Dist. Rev. Bonds (Civic
Plaza), Ser. B, FGIC
zero %, 7/1/43	AA	1,000,000	780,170
zero %, 7/1/32	AA	1,000,000	791,480
Phoenix, Civic Impt. Corp. Excise Tax Rev. Bonds, Ser.
A, MBIA, 4 3/4s, 7/1/26	AA	1,415,000	1,418,962
Phoenix, Hsg. Mtge. Fin. Corp. Rev. Bonds (Section 8
Assistances), Ser. A, MBIA, FHA Insd., 6.9s, 1/1/23	AAA/P	1,000,000	999,820
Phoenix, Indl. Dev. Auth. VRDN (Valley of the Sun
YMCA), 2.48s, 1/1/31	A-1+	3,360,000	3,360,000
Phoenix, Indl. Dev. Auth. Govt. Office Lease Rev.
Bonds (Capitol Mall, LLC II), AMBAC, 5s, 9/15/28	AAA/P	1,000,000	1,012,560
Pima Cnty., Indl. Dev. Auth. Rev. Bonds (Horizon
Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB	125,000	112,675
Pinal Cnty., COP, 5s, 12/1/26	A	1,000,000	999,920
Pinal Cnty., Elec. Dist. No. 4 Rev. Bonds, 6s, 12/1/38	BBB-	500,000	497,180
Queen Creek, Special Assmt. Bonds (Impt. Dist. No. 001)
5s, 1/1/26	Baa2	200,000	184,698
5s, 1/1/17	Baa2	500,000	495,270
Salt Verde, Fin. Corp. Gas Rev. Bonds, 5s, 12/1/37	Aa3	2,000,000	1,674,160
Scottsdale, G.O. Bonds (Projects 1999 & 2000), 5s,
7/1/24	Aaa	510,000	521,552
Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds
(Scottsdale Hlth. Care)
5.8s, 12/1/31 (Prerefunded)	A-/F	500,000	554,175
Class A, 5 1/4s, 9/1/30	A3	1,500,000	1,428,600
Scottsdale, Muni. Property Corp. Excise Tax Rev. Bonds
(Wtr. & Swr. Dev.), Ser. A, 5 1/2s, 7/1/28	AAA	1,000,000	1,039,290
Snowflake, Excise Tax Rev. Bonds, 5s, 7/1/18	A	960,000	983,482
South Campus Group, LLC Student Hsg. Rev. Bonds (AZ
State U. South Campus), MBIA
5 5/8s, 9/1/28	AA	1,250,000	1,276,425
5 5/8s, 9/1/23	AA	640,000	664,339
Tempe, Special Assmt. Bonds (Pier Town Lake Impt.
Dist.), 5s, 1/1/25	Aa3	1,000,000	1,022,370
Tempe, Indl. Dev. Auth. Lease Rev. Bonds (ASU
Foundation), AMBAC, 5s, 7/1/28	AA	2,215,000	2,247,073
Tempe, Indl. Dev. Auth. Sr. Living Rev. Bonds
(Friendship Village), Ser. A, 5 3/8s, 12/1/13	BB-/P	200,000	198,610
Tucson & Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Single Fam. Mtge.)
Ser. 1A, GNMA Coll., 5 1/2s, 1/1/35	AAA	1,165,000	1,165,909
Ser. B, GNMA Coll., FNMA Coll., FHLMC Coll., 5.35s,
6/1/47	Aaa	1,000,000	989,540
Tucson, Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds
(Christian Care), Ser. A, 6s, 7/1/30 (Prerefunded)	BBB+	1,000,000	1,078,500
Vistancia, Cmnty. Fac. Dist. G.O. Bonds, 4.4s, 7/15/21	Baa1	1,100,000	971,729
Yavapai Cnty., Indl. Dev. Auth. Rev. Bonds (Yavapai
Regl. Med. Ctr.), Ser. A, 6s, 8/1/33	Baa2	1,000,000	1,000,770
Yavapai Cnty., Indl. Dev. Auth. Solid Waste Disp. Rev.
Bonds (Waste Mgmt., Inc.), Ser. A-1, 4.9s, 3/1/28	BBB	500,000	398,415
			72,799,181

Guam (1.0%)
Territory of GU, Econ. Dev. & Comm. Auth. Rev. Bonds
(Tobacco Settlement), 5 5/8s, 6/1/47	BBB+/F	965,000	854,488

Puerto Rico (7.4%)
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser.
A
6s, 7/1/44	Baa3	1,250,000	1,297,800
6s, 7/1/38	Baa3	675,000	704,457
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser.
X, MBIA, 5 1/2s, 7/1/15	AA	400,000	432,032
Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control
Fac. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,000,000	1,036,200
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.)
Ser. N, Cmnwlth. of PR Gtd., 5 1/2s, 7/1/19	Baa3	2,000,000	2,064,740
Ser. I, Cmnwlth. of PR Gtd., 5 1/4s, 7/1/29	Baa3	225,000	221,900
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser.
A, MBIA, zero %, 8/1/43	A1	1,500,000	205,920
			5,963,049

Virgin Islands (1.3%)
VI Pub. Fin. Auth. Rev. Bonds (Hovensa Refinery Fac.),
4.7s, 7/1/22	BBB	400,000	334,620
VI Tobacco Settlement Fin. Corp. Rev. Bonds, 5s,
5/15/31	Baa3	845,000	714,118
			1,048,738

TOTAL INVESTMENTS

Total investments (cost $79,661,025) (b)			$80,665,456

FUTURES CONTRACTS OUTSTANDING at 8/31/08 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

U.S. Treasury Note 10 yr (Short)	21	$2,425,500	Dec-08	$(10,477)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/08 (Unaudited)

		Fixed payments	Total return
Swap counterparty /	Termination	received (paid) by	received by	Unrealized
Notional amount	date	fund per annum	or paid by fund	appreciation

Citibank, N.A.
$436,667	9/22/08	-	4.30% minus	$6,123
			Municipal Market
			Data Index AAA
			municipal yields
			15 Year rate

436,667	9/19/08	-	4.30% minus	5,971
			Municipal Market
			Data Index AAA
			municipal yields
			15 Year rate

436,667	9/17/08	-	4.30% minus	6,020
			Municipal Market
			Data Index AAA
			municipal yields
			15 Year rate

Total				$18,114

NOTES

(a) Percentages indicated are based on net assets of $80,562,934.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at August 31, 2008 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at August 31, 2008. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at August 31, 2008 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $79,661,025, resulting in gross unrealized appreciation and depreciation of $2,398,948 and $1,394,517, respectively, or net unrealized appreciation of $1,004,431.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at August 31, 2008.

(FWC) Forward commitments, in part or in entirety.

At August 31, 2008, liquid assets totaling $992,750 have been designated as collateral for open forward commitments.

The rates shown on VRDN are the current interest rates at August 31, 2008.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at August 31, 2008 (as a percentage of net assets):

Local government	21.1%
Utilities	19.6
Health care	18.4

The fund had the following insurance concentrations greater than 10% at August 31, 2008 (as a percentage of net assets):

MBIA	20.1%
AMBAC	12.5

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as a realized gain or loss. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of August 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$-	$(10,477)

Level 2	$80,665,456	$18,114

Level 3	$-	$-

Total	$80,665,456	$7,637

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Arizona Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: October 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 28, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 28, 2008